Schedule of Long-Term Debt (Details) (Parenthetical)			12 Months Ended
	Mar. 13, 2023 USD ($)	Jul. 08, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 01, 2024 USD ($)	Jul. 30, 2024	Jun. 28, 2024 USD ($)	Feb. 15, 2024	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 23, 2023 USD ($)	Dec. 20, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Outstanding balance			$ 85,183,000					$ 61,490,000
Long term debt outstanding			85,183,000
Seventhone [Member]
Property, Plant and Equipment [Line Items]
Outstanding balance			10,150,000
Quarterly installments			300,000
Seventhone [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin					0.0240
Seventhone [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin					0.0335
Sevenththone [Member]
Property, Plant and Equipment [Line Items]
Long term debt balloon payment			4,450,000
Tenthone [Member]
Property, Plant and Equipment [Line Items]
Loan	$ 12,800,000
Quarterly installments			300,000,000
Long term debt balloon payment			8,900,000
Loan drewdown	$ 15,500,000								$ 11,500,000
Fourthone [Member]
Property, Plant and Equipment [Line Items]
Loan drewdown											$ 7,320,000
Eleventhone [Member]
Property, Plant and Equipment [Line Items]
Loan drewdown											$ 21,680,000
Drythree [Member]
Property, Plant and Equipment [Line Items]
Loan drewdown						$ 16,500,000
Secured Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Secured loan agreement		$ 15,250,000
Loan		$ 11,293,000
Secured Loan Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 500,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			125.00%
Secured Loan Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 900,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			130.00%
Minimum cash and cash equivalents			$ 2,000,000
Percentage of total debt			3.00%
Secured Loan Tenthone Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 500,000
Secured Loan Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 750,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			125.00%
Reduced minimum cash deposits			$ 500,000
Secured Loan Dryone Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 800,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			130.00%
Percentage of valuation amount			65.00%
Secured Loan Drytwo Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 350,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			125.00%
Secured Loan Drythree Corp [Member]
Property, Plant and Equipment [Line Items]
Minimum cash deposits			$ 300,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			130.00%
Minimum cash and cash equivalents			$ 2,000,000
Percentage of total debt			3.00%
Ballast Water Treatment System Installation [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin							0.0235
Konkar Venture [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			0.0215				0.0215
Long term debt balloon payment			$ 10,200,000
Long term debt balloon payment year			2029-06
Outstanding loan amount			$ 15,870,000
Vessel acquisition date			$ 315,000
Pyxis Lamda Vessel [Member] | Seventhone [Member]
Property, Plant and Equipment [Line Items]
Long term debt balloon payment year			2029-07
Pyxis Lamda Vessel [Member] | Seventhone [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			0.0315
Pyxis Lamda Vessel [Member] | Seventhone [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			0.0240
Pyxis Lamda Vessel [Member] | Fourthone [Member]
Property, Plant and Equipment [Line Items]
Prepaid amount										$ 750,000
Pyxis Lamda Vessel [Member] | Eleventhone [Member]
Property, Plant and Equipment [Line Items]
Long term debt balloon payment			$ 12,210,000
Long term debt outstanding				$ 15,663,000
Quarterly installments payable			$ 431.67
Pyxis Karteria Vessel [Member] | Tenthone [Member]
Property, Plant and Equipment [Line Items]
Long term debt balloon payment year			2028-03
Konkar Ormi [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			0.0235
Long term debt balloon payment			$ 12,600,000
Long term debt balloon payment year			2028-09
Purchase amount			$ 28,500,000
Fund payment			19,000,000.0
Outstanding loan amount			17,100,000
Vessel acquisition date			$ 300,000
Konkar Asteri [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			0.0235
Long term debt balloon payment			$ 8,500,000
Long term debt balloon payment year			2029-02
Purchase amount			$ 26,625,000
Fund payment			14,500,000,000
Outstanding loan amount			13,600,000
Vessel acquisition date			$ 300,000